RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2020
Related party transactions [abstract]
Schedule of related party agreements and transactions
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
Revenues
Power purchase and revenue agreements	$84	$209	$180	$368
Wind levelization agreement	—	—	—	1
	$84	$209	$180	$369
Direct operating costs
Energy purchases	$—	$(2)	$—	$(5)
Energy marketing fee	(2)	(6)	(2)	(12)
Insurance services(1)	(6)	(7)	(12)	(14)
	$(8)	$(15)	$(14)	$(31)
Interest expense
Borrowings	$—	$—	$—	$(3)
Contract balance accretion	(4)	(3)	$(8)	$(5)
	$(4)	$(3)	$(8)	$(8)
Management service costs	$(36)	$(23)	$(67)	$(44)

(1)
Insurance services are paid to a subsidiary of Brookfield Asset Management that brokers external insurance providers on behalf of Brookfield Renewable. The fees paid to the subsidiary of Brookfield Asset Management for the three and six months ended June 30, 2020 were less than $1 million (2019: less than $1 million).